4. Accounting for Derivatives and Hedging Activities (Details-Changes in AOCI) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 700,389	$ 457,279
Other comprehensive income (loss) before reclassifications	(456,365)	490,400
Amounts reclassified from AOCI	(97,275)	(247,290)
Net current period other comprehensive income (loss)	(553,640)	243,110
Ending balance	146,749	700,389
Available for Sale Securities
Beginning balance	5,767	0
Other comprehensive income (loss) before reclassifications	11,116	5,767
Amounts reclassified from AOCI	(5,767)	0
Net current period other comprehensive income (loss)	5,349	5,767
Ending balance	11,116	5,767
Foreign Currency
Beginning balance	338,008	539,311
Other comprehensive income (loss) before reclassifications	661,033	(201,303)
Amounts reclassified from AOCI	0	0
Net current period other comprehensive income (loss)	661,033	(201,303)
Ending balance	999,041	338,008
Cash Flow Hedges
Beginning balance	356,614	(82,032)
Other comprehensive income (loss) before reclassifications	(1,128,514)	685,936
Amounts reclassified from AOCI	(91,508)	(247,290)
Net current period other comprehensive income (loss)	(1,220,022)	438,646
Ending balance	$ (863,408)	$ 356,614